Share-based compensation - Restricted stock units - Summary of awards (Details)	9 Months Ended
Sep. 30, 2023 shares
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
SARs Awarded (in shares)	182,153